Chad E. Fickett
Assistant General Counsel
720 East Wisconsin Avenue
Milwaukee, WI 53202-4797
414 665 1209 office
414 625 1209 fax
chadfickett@northwesternmutual.com

February 18, 2010

Securities and Exchange Commission
Attention: Division of Investment Management
450 Fifth Street, NW
Washington, DC 20549

Re:	Northwestern Mutual Variable Life Account

VariableComp Life File Nos. 33-89188; 811-3989

Variable Life Account File Nos. 2-89972; 811-3989

EDGAR CIK 000074227

Post-Effective Amendments to Registration Statements on Form N-6

Ladies and Gentlemen:

We are submitting herewith the following Securities Act of 1933 Post-Effective Amendments, and the following Amendments under the Investment Company Act of 1940, to the Registration Statements on Form N-6 identified above:

	Post-Effective Amendment No.	Amendment No.

Northwestern Mutual Variable Life Account

Variable CompLife	19	31
Variable Life Account	36	32

With respect to the Registrants listed above, the prospectuses, filed as part of the Post-Effective Amendments referenced above, have been revised to update, clarify and rearrange certain disclosures therein, as well as provide new and/or revised disclosures regarding the valuation of separate account assets in certain circumstances.

Our intention is that Post-Effective Amendments identified above become effective on May 1, 2010, in accordance with the provisions of paragraph (a) of Rule 485.

Please call the undersigned with any questions or comments about this filing.

Very truly yours,

/s/ Chad E. Fickett

Chad E. Fickett
Assistant General Counsel

Enc.

cc:   Mr. Craig Ruckman